Average Annual Total Returns{- Banking Portfolio} - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-17 - Banking Portfolio	Banking Portfolio-Default Return Before Taxes Past 1 year	Banking Portfolio-Default Return Before Taxes Past 5 years	Banking Portfolio-Default Return Before Taxes Past 10 years	Banking Portfolio-Default After Taxes on Distributions Past 1 year	Banking Portfolio-Default After Taxes on Distributions Past 5 years	Banking Portfolio-Default After Taxes on Distributions Past 10 years	Banking Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Banking Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Banking Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXZ93 Past 1 year	IXZ93 Past 5 years	IXZ93 Past 10 years
Total	(12.16%)	6.82%	8.34%	(14.40%)	4.56%	6.82%	(6.38%)	5.17%	6.59%	18.40%	15.22%	13.88%	(10.67%)	7.33%	9.12%